Note Payable To Related Party (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note Payable To Related Party
	December 31, 2012	December 31, 2011
	$	$

On June 20, 2010, the Company accepted a loan from a company owned by a family member of a director of the Company in the amount of $150,000 bearing interest at a rate of 10% per annum (Note 9). The loan is unsecured and is due on demand. During the year ended December 31, 2012, the Company accrued interest expense of $15,000 (2010 – $15,000, 2010 – $7,973) related to the note payable. The balance as at December 31, 2012 consists of principal of $150,000 (2011 – $150,000) and accrued interest of $37,931 (2011 – $22,973).	187,931	172,973